Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventory
Inventory consists of the following as of March 31, 2020 and December 31, 2019 (in thousands):

	As of
	March 31, 2020	December 31, 2019
Raw materials	$436	$412
Work in process	440	258
Finished goods	209	320
Total	$1,085	$990
Inventory consists of the following as of December 31, 2019 and 2018 (in thousands):

	As of December 31,
	2019	2018
Raw materials	$412	$258
Work in process	258	270
Finished goods	320	324
Total	$990	$852